Long-term debt - Summary of Long Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 29, 2014	Mar. 30, 2013
Debt Instrument [Line Items]
Long-term debt and Capital lease obligations	$ 54,750	$ 41,895
Current portion of long-term debt	4,537	3,795
Long-term debt	50,213	38,100
Capital leasing arrangements [Member] | Land and Building [Member]
Debt Instrument [Line Items]
Obligation under capital leases	12,151	13,767
Term Loan From Investissement Quebec Prime Plus Seven Percent [Member]
Debt Instrument [Line Items]
Long-term debt	4,519
Term Loan From Investissement Quebec Prime Plus Five Point Five Percent [Member]
Debt Instrument [Line Items]
Long-term debt	4,708	7,590
Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt	28,000	18,000
Secured Debt [Member] | Furniture and equipment [Member]
Debt Instrument [Line Items]
Obligation under capital leases	3,872	388
Cash contribution [Member]
Debt Instrument [Line Items]
Long-term debt	1,500	1,500
Term Loan From Investissement Quebec Prime Plus Three Point Five Percent [Member]
Debt Instrument [Line Items]
Long-term debt		$ 650